Share-based compensation (Details Textual)	1 Months Ended		12 Months Ended
	Dec. 18, 2008	Jun. 30, 2007	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 USD ($)	Jun. 30, 2010 CNY	Jun. 30, 2012 Chief Executive Officer [Member] USD ($)	Jun. 30, 2011 Chief Executive Officer [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	5.00%	10.00%
Granted pursuant to the 2008 Share Incentive Plan, Options outstanding						420,000	420,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options			$ 155,870	990,243
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			449,943	2,858,488	5,916,516		10,395,821
Proceeds from exercise of share options			247,510	1,572,428	386,458		10,506,502
Issue of shares as employee compensation					2,429,169
Granted pursuant to the 2008 Share Incentive Plan, Weighted average grant date fair value						$ 2.22		$ 2.44
Share-Based Compensation Arrangement Byshare Based Payment Award Options Grants In Period Par Value									$ 0.00005
Share-based compensation			$ 434,441	2,760,006	11,437,616		10,395,821